SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	30 years
Machinery and Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	10 years
Vehicles [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	3 years
Vehicles [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	5 years
Office and Computer Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	3 years
Office and Computer Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	10 years